UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-4338
EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 567-8143
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016

Item 1. Schedule of Investments
Investment Portfolio
(UNAUDITED) | 07.31.2016
EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 4.1%
General Dynamics Corp.	24,400	$3,584,116
Honeywell International, Inc.	40,380	4,697,405
Northrop Grumman Corp.	28,200	6,108,966

Air freight & logistics - 1.4%
C.H. Robinson Worldwide, Inc.	44,600	3,105,052
FedEx Corp.	10,300	1,667,570

Airlines - 1.0%
Delta Air Lines, Inc.	55,100	2,135,125
JetBlue Airways Corp.*	77,900	1,427,907

Auto components - 2.1%
Lear Corp.	42,800	4,855,660
The Goodyear Tire & Rubber Co.	83,300	2,388,211

Beverages - 3.9%
Constellation Brands, Inc., Class A	21,900	3,605,397
Molson Coors Brewing Co., Class B	28,400	2,901,344
PepsiCo, Inc.	66,821	7,278,143

Biotechnology - 6.6%
AbbVie, Inc.	67,200	4,450,656
Amgen, Inc.	50,000	8,601,500
Celgene Corp.*	27,200	3,051,568
Gilead Sciences, Inc.	91,000	7,231,770

Building products - 1.4%
Owens Corning	95,100	5,031,741

Capital markets - 0.5%
The Goldman Sachs Group, Inc.	12,200	1,937,482

Chemicals - 1.1%
LyondellBasell Industries N.V., Class A	53,100	3,996,306

Communications equipment - 1.1%
Juniper Networks, Inc.	163,400	3,707,546

Containers & packaging - 0.6%
Owens-Illinois, Inc.*	108,300	2,034,957

Diversified telecommunication - 2.8%
AT&T, Inc.	101,181	4,380,126
Verizon Communications, Inc.	95,300	5,280,573

Food & staples retailing - 2.1%
CVS Health Corp.	64,200	5,952,624
The Kroger Co.	42,200	1,442,818

Food products - 2.7%
Campbell Soup Co.	82,400	5,131,048
Tyson Foods, Inc., Class A	58,100	4,276,160

Health care equipment & supplies - 2.9%
Edwards Lifesciences Corp.*	60,300	6,905,556
The Cooper Companies, Inc.	18,500	3,375,695

Health care providers & services - 6.0%
Aetna, Inc.	27,000	3,110,670
Cardinal Health, Inc.	37,200	3,109,920
Cigna Corp.	28,200	3,636,672
Laboratory Corp. of America Holdings*	32,800	4,577,568
UnitedHealth Group, Inc.	45,700	6,544,240

Hotels, restaurants & leisure - 2.0%
Darden Restaurants, Inc.	46,400	2,856,384
Norwegian Cruise Line Holdings Ltd*	32,994	1,405,544
Wyndham Worldwide Corp.	41,300	2,933,126

Household durables - 2.7%
D.R. Horton, Inc.	147,900	4,862,952
Mohawk Industries, Inc.*	10,900	2,277,446
Whirlpool Corp.	11,500	2,212,140

Internet & catalog retail - 2.9%
Amazon.com, Inc.*	13,200	10,016,292

Internet software & services - 9.4%
Alphabet, Inc., Class A*	13,014	10,298,499
Alphabet, Inc., Class C*	10,012	7,697,125
eBay, Inc.*	102,800	3,203,248
Facebook, Inc., Class A*	94,300	11,687,542

IT services - 8.7%
Amdocs Ltd.	34,300	2,001,748
Fiserv, Inc.*	52,000	5,738,720
FleetCor Technologies, Inc.*	13,800	2,093,184
Global Payments, Inc.	40,400	3,016,264
International Business Machines Corp.	22,500	3,613,950
MasterCard, Inc., Class A	89,930	8,564,933
Vantiv, Inc., Class A*	100,504	5,504,604

Life sciences tools & services - 1.7%
Thermo Fisher Scientific, Inc.	37,300	5,924,732

Machinery - 1.2%
Ingersoll-Rand PLC	64,300	4,260,518

Media - 2.9%
Comcast Corp., Class A	71,700	4,821,825
The Walt Disney Co.	56,500	5,421,175

Metals & mining - 1.2%
Steel Dynamics, Inc.	160,200	4,296,564

Pharmaceuticals - 0.9%
Eli Lilly & Co.	36,807	3,050,932

Semiconductors & semiconductor equipment - 5.7%
Applied Materials, Inc.	217,900	5,728,591
Intel Corp.	166,500	5,804,190
Lam Research Corp.	45,300	4,066,581
NVIDIA Corp.	75,400	4,305,340

Software - 6.1%
Electronic Arts, Inc.*	73,800	5,632,416
Microsoft Corp.	185,000	10,485,800
Oracle Corp.	37,900	1,555,416
Synopsys, Inc.*	66,000	3,574,560

Specialty retail - 5.2%
Foot Locker, Inc.	50,900	3,034,658
Lowe's Cos., Inc.	76,245	6,273,439
The Home Depot, Inc.	65,000	8,985,600

Technology hardware, storage & peripherals - 4.3%
Apple, Inc.	143,866	14,992,276

Textiles, apparel & luxury goods - 1.2%
NIKE, Inc., Class B	77,304	4,290,372

Tobacco - 2.2%
Reynolds American, Inc.	157,100	7,864,426

Trading companies & distributors - 1.0%
HD Supply Holdings, Inc.*	93,300	3,376,527
Total common stocks (cost $245,082,886)		349,251,731

MONEY MARKET FUNDS - 0.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	1,291,939	1,291,939
Total money market funds (cost $1,291,939)		1,291,939

Total investment portfolio (cost $246,374,825) - 100.0%‡		350,543,670
Other assets in excess of liabilities - 0.0%		97,411
Total net assets - 100.0%		$350,641,081
* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $246,797,355. Net unrealized appreciation (depreciation) on a tax-basis was $103,746,315, including aggregate gross unrealized appreciation and depreciation of $108,087,203 and $(4,340,888), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

Sector allocation
Sector	Percent of net assets
Information technology	35.2%
Consumer discretionary	19.0%
Health care	18.1%
Consumer staples	11.0%
Industrials	10.1%
Materials	2.9%
Telecommunication services	2.8%
Financials	0.5%
Money market funds	0.4%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Investment Portfolio
(UNAUDITED) | 07.31.2016

Valuation of securities | The price of the Eagle Capital Appreciation Fund’s (the “Fund”) shares is based on the NAV per share of each class of the Fund. The NAV of the Fund’s shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, generally 4 p.m., Eastern time. The Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate their NAVs.

Generally, the Fund values securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.
Pursuant to the Procedures, the Board has delegated the responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle Asset Management, Inc. (“Eagle”), the Fund’s investment adviser, checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.
There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer- specific event has occurred that the Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the securities of the Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

Notes to Investment Portfolio
(UNAUDITED) | 07.31.2016

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2015 to July 31, 2016, the Fund did not hold any futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016.

Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$349,251,731	$—	$—
Money market funds	1,291,939	—	—
Total investment portfolio	$350,543,670	$—	$—
a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2015 to July 31, 2016, there were no transfers in or out of Levels 1, 2, or 3.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form
N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Capital Appreciation Fund that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits
(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                                                                   EAGLE CAPITAL APPRECIATION FUND

Date: September 22, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
EAGLE CAPITAL APPRECIATION FUND

Date: September 22, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Date: September 22, 2016
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer